Intangible Assets, Net (Details 1)	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 133,095
2020	111,588
2021	104,842
2022	102,593
2023	102,593
Thereafter	654,829
Total	$ 1,209,540